INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2015	2016
Cost:

Know-how and patents	$4,076	$4,175
Technology	1,789	5,444
Customer relationships	686	1,425
Backlog	708	712

	7,259	11,756
Accumulated amortization:

Know-how and patents	4,002	4,125
Technology	762	1,337
Customer relationships	475	649
Backlog	707	712

	5,946	6,823

Intangible assets , net	$1,313	$4,933

b.
Amortization expenses related to intangible assets, not including the impairment of technology and customer relationships amounted to $ 783, $ 520 and $ 786 for the years ended December 31, 2014, 2015 and 2016, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2017	$890
2018	864
2019	808
2020	775
2021 and thereafter	1,596

$4,933